SCHEDULE OF FAIR VALUE OF LIABILITIES MEASURED ON RECURRING BASIS (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Measurement Input, Expected Term [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative liability, measurement input	[1]
Expected term	[2]	0 years
Measurement Input, Expected Term [Member] | Fair Value, Recurring [Member] | Minimum [Member]
Derivative [Line Items]
Expected term			5 months 23 days
Measurement Input, Expected Term [Member] | Fair Value, Recurring [Member] | Maximum [Member]
Derivative [Line Items]
Expected term			5 years
Measurement Input, Price Volatility [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative liability, measurement input		280
Measurement Input, Price Volatility [Member] | Fair Value, Recurring [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input			160
Measurement Input, Price Volatility [Member] | Fair Value, Recurring [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input			302
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input		0.0365
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Recurring [Member]
Derivative [Line Items]
Derivative liability, measurement input		3.65
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Recurring [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input			0.04
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Recurring [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input			1.24

[1]	There is no excepted term on the convertible notes.
[2]	There is no excepted term on the convertible notes.